Non-U.S. Activities - Schedule Of Results From Non-U.S. Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenue	$ 12,131	$ 11,266	$ 10,291
Income before income taxes	3,101	2,995	2,204
Non-U.S.
Segment Reporting Information [Line Items]
Total revenue	5,178	4,734	4,419
Income before income taxes	1,664	1,230	1,047
U.S.
Segment Reporting Information [Line Items]
Total revenue	6,953	6,532	5,872
Income before income taxes	$ 1,437	$ 1,765	$ 1,157